Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land And Land Improvements [Member]	Dec. 31, 2011 Machinery And Equipment [Member]	Dec. 31, 2011 Buildings [Member]
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 118.5	$ 107.6
Machinery and equipment	2,819.2	2,751.3
Buildings	739.0	718.0
Construction in progress	177.8	125.3
Property, plant and equipment	3,854.5	3,702.2
Less accumulated depreciation	(2,733.3)	(2,676.4)
Net of depreciation	$ 1,121.2	$ 1,025.8
Estimated life, Maximum			15	8	40
Estimated life, Minimum				3	20